Note 15 Hedged items in cash flow hedges (Details) - Cash flow hedges [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Hedged items in cash flow hedges [Line Items]
Notional amount	€ 38,377	€ 39,687
Hedged item	39,854	40,805
Hedging instrument, assets	206	760
Hedging instrument, liabilities	1,431	1,944
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	281	306
loans and advances [Member]
Hedged items in cash flow hedges [Line Items]
Notional amount	29,429
Hedged item	29,429
Hedging instrument, assets	26
Hedging instrument, liabilities	0
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	9
Financial assets at fair value through other comprehensive income, class [member]
Hedged items in cash flow hedges [Line Items]
Notional amount	2,905	6,941
Hedged item	3,050	8,078
Hedging instrument, assets	142	445
Hedging instrument, liabilities	303	1,892
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	60	235
Financial assets at fair value through other comprehensive income, class [member] | Debt securities [Member]
Hedged items in cash flow hedges [Line Items]
Notional amount	2,905	6,941
Hedged item	3,050	8,078
Hedging instrument, assets	142	445
Hedging instrument, liabilities	303	1,892
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	60	235
Financial assets at amortised cost, class [member]
Hedged items in cash flow hedges [Line Items]
Notional amount	33,861	31,308
Hedged item	35,188	31,287
Hedging instrument, assets	33	240
Hedging instrument, liabilities	1,057	60
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	326	82
Financial assets at amortised cost, class [member] | Debt securities [Member]
Hedged items in cash flow hedges [Line Items]
Notional amount	4,432	31,308
Hedged item	5,759	31,287
Hedging instrument, assets	7	240
Hedging instrument, liabilities	1,057	60
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	317	82
Financial liabilities at amortised cost, class [member]
Hedged items in cash flow hedges [Line Items]
Notional amount	1,611	1,438
Hedged item	1,616	1,440
Hedging instrument, assets	30	75
Hedging instrument, liabilities	72	(8)
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(105)	(11)
Financial liabilities at amortised cost, class [member] | Debt securities [Member]
Hedged items in cash flow hedges [Line Items]
Notional amount	1,280	1,235
Hedged item	1,285	1,237
Hedging instrument, assets	30	75
Hedging instrument, liabilities	33	5
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(38)	(5)
Financial liabilities at amortised cost, class [member] | Deposit liabilities [Member]
Hedged items in cash flow hedges [Line Items]
Notional amount	330	203
Hedged item	332	203
Hedging instrument, assets	0	0
Hedging instrument, liabilities	39	(13)
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	€ (67)	€ (6)